COMMITMENTS (Details)			12 Months Ended
	May 01, 2016 facility	Nov. 12, 2013 USD ($) facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease expense			$ 6,700,000	$ 5,900,000	$ 5,900,000
Lease commitments			12,500,000
Electricity Service Contract
Disclosure of finance lease and operating lease by lessee [line items]
Term of contractual commitment	5 years	10 years
Number of manufacturing facilities | facility	1	1
Contractual commitment, unrecovered power supply liability			8,900,000
Contractual commitment, installation costs		$ 0
Maximum early cancellation penalty under contractual commitment			4,500,000
Utilities Contract
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitment amount			5,800,000
Commitments to Suppliers
Disclosure of finance lease and operating lease by lessee [line items]
Raw materials on hand owned by suppliers			8,300,000
Commitments to Suppliers | Fixed-price contract
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitment amount			$ 15,300,000
Term for shipment delays for storage fees			30 days
Commitments to Suppliers | Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Term of consignment agreement to purchase from suppliers			30 days
Term for excess storage to purchase from suppliers			30 days
Commitments to Suppliers | Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Term of consignment agreement to purchase from suppliers			60 days
Term for excess storage to purchase from suppliers			60 days
2018
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			$ 4,100,000
2018 | Electricity Service Contract
Disclosure of finance lease and operating lease by lessee [line items]
Minimum usage payment under contractual commitments			1,800,000
2019
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			2,400,000
Minimum usage payment under contractual commitments			1,800,000
2020
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			1,500,000
Minimum usage payment under contractual commitments			1,800,000
2021
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			1,100,000
Minimum usage payment under contractual commitments			1,800,000
2022
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			1,100,000
Minimum usage payment under contractual commitments			1,800,000
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments			2,300,000
Thereafter | Electricity Service Contract
Disclosure of finance lease and operating lease by lessee [line items]
Minimum usage payment under contractual commitments			$ 2,800,000